Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Commitments and Contingencies

4. Commitments and Contingencies

Operating Leases

Rent expense for the nine months ended September 30, 2018 and 2017 was $298,685 and $354,979, respectively. The estimated future minimum rental payments required under the Company’s operating leases as of September 30, 2018 are as follows for the periods ending December 31:

2018 (remainder of year)	$40,313
2019	163,125
2020	82,500
Total	$285,938

Contingencies

The Company may be subject to legal claims and actions from time to time as part of its business activities. Management is not currently aware of any matters that will have a material adverse effect on the condensed consolidated financial position, results of operations, or cash flows of the Company.

4. Commitments and Contingencies

Operating Leases

Rent expense for the years ended December 31, 2017 and 2016 was $554,741 and $929,258, respectively. The estimated future minimum rental payments required under the Company’s operating leases as of December 31, 2017 are as follows for the years ending December 31:

2018	$159,375
2019	163,125
2020	82,500

Total	$405,000

Contingencies

From time to time, the Company may become involved in litigation. Management is not currently aware of any matters that will have a material adverse effect on the consolidated financial position, results of operations, or cash flows of the Company.